SHAREHOLDERS’ EQUITY (Details Narrative) - JPY (¥)	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Equity [Abstract]
Maximum of the lesser	1,086,910
Aggregate purchase price		¥ 543,455
Stock Issued During Period, Shares, Treasury Stock Reissued		17,582
[custom:PurchaseOfTreasuryShares]		¥ 2,222,000